Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain loss on re-measurement of contingent consideration provision	$ 3,300	$ (10,500)